Share-based payments (Details) - Summary of Movements in RSUs	6 Months Ended
Jun. 30, 2023 $ / shares shares
Ordinary shares [member]
Share-based payments (Details) - Summary of Movements in RSUs [Line Items]
Outstanding (in Shares) | shares	6,979,486
New grants during the period	326,123
Forfeited during the period	(597,421)
Vested during the period	(633,020)
Shares delivered during the period	(656,086)
Outstanding (in Shares) | shares	5,419,082
Restricted share units [member]
Share-based payments (Details) - Summary of Movements in RSUs [Line Items]
Outstanding, Weighted Average Fair Value (in Dollars per share) | $ / shares	$ 6.95
New grants during the period	6,731,665
New grants during the period, Weighted Average Fair Value (in Dollars per share) | $ / shares	$ 6.83
Vested during the period	(1,312,583)
Vested during the period, Weighted Average Fair Value (in Dollars per share) | $ / shares	$ 6.33
Outstanding (in Shares) | shares	5,419,082